PREFERRED SHARES (Details) (CAD) In Millions, except Share data, unless otherwise specified					12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended				0 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Series U and Series Y Preferred Stock [Member]	Dec. 31, 2012 Series U and Series Y Preferred Stock [Member]	Dec. 31, 2011 Series U and Series Y Preferred Stock [Member]	Oct. 31, 2013 Series U Preferred Stock [Member]	Dec. 31, 2013 Series U Preferred Stock [Member]		Dec. 31, 2012 Series U Preferred Stock [Member]		Oct. 15, 2013 Series U Preferred Stock [Member]	Dec. 31, 2013 Series Y		Dec. 31, 2012 Series Y		Jan. 27, 2014 Series Y Subsequent events
Preferred Shares
Preferred shares, authorized									4,000,000		4,000,000			4,000,000		4,000,000
Preferred shares, outstanding									4,000,000		4,000,000			4,000,000		4,000,000
Dividend rate per share (in Canadian dollars per share)									2.8		2.8			2.8		2.8
Redemption price per share (in Canadian dollars per share)									50		50		50	50		50		50
Preferred shares	194	[1]	389	[1]					0	[1]	195	[1]		194	[1]	194	[1]
Stock redeemed in period								4,000,000
Preferred stock dividend rate								5.60%										5.60%
Cash Dividends
Cash dividends paid					22	22	22
Accrued and unpaid dividends, in CAD per share								0.5907										0.2455
Number of shares authorized to be redeemed																		4,000,000

[1]	Net of underwriting commissions and deferred income taxes.